employee benefits expense	6 Months Ended
Jun. 30, 2021
employee benefits expense
employee benefits expense

8    employee benefits expense

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Employee benefits expense – gross
Wages and salaries [1]		$1,026	$901	$2,017	$1,781
Share-based compensation [2]	14	63	46	123	78
Pensions – defined benefit	15(a)	30	25	56	52
Pensions – defined contribution	15(b)	28	25	50	46
Restructuring costs [2]	16(a)	16	10	34	20
Employee health and other benefits		45	43	95	89
		1,208	1,050	2,375	2,066
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(20)	(16)	(42)	(33)
Amortized		16	13	31	26
Contract fulfilment costs	20
Capitalized		(1)	(1)	(1)	(2)
Amortized		1	1	2	2
Property, plant and equipment		(96)	(83)	(186)	(170)
Intangible assets subject to amortization		(57)	(53)	(113)	(105)
		(157)	(139)	(309)	(282)
		$1,051	$911	$2,066	$1,784

1	For the three-month and six-month periods ended June 30, 2021 and 2020, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.
2	For the three-month and six-month periods ended June 30, 2021, $NIL and $6, respectively, of share-based compensation in the Digitally-led customer experiences segment was included in restructuring costs.